Condensed Financial Information of The Parent Company (Details) - Schedule of statements of income - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Equity income of subsidiaries	¥ 267,436	$ 41,967	¥ 184,869	¥ 149,918
General administrative expense and others	33,473	5,252	1,395
Research and development expenses	13,946	2,188
Change in fair value of warrant liabilities	16,421	2,577	3,904
Change in fair value of contingent consideration	33,584	5,270	(14,068)
Net income	170,012	26,680	176,100	149,918
Other comprehensive income - foreign currency translation adjustment	2,313	363	14,802
Comprehensive income attributable to the Company’s shareholders	¥ 172,325	$ 27,043	¥ 190,902	¥ 149,918